Accounts Receivable, Net - Schedule of Accounts Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Statement of Financial Position [Abstract]
Domestic customers	$ 267,478		$ 491,550
Foreign customers	131,386		178,252
Total accounts receivable	398,864		669,802
Less allowance for doubtful accounts	(68,493)	[1]	(81,803)	[1]
Total accounts receivable, net	$ 330,371	[1]	$ 587,999	[1]

[1]	See Note 6